Goodwill And Other Intangible Assets	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
GOODWILL AND OTHER INTANGIBLE ASSETS
The changes in the carrying amount of goodwill for each of the Company’s reportable segments (see Note 14) for the fiscal years ended December 29, 2012 and December 31, 2011 were as follows (in millions):

	CRM/NMD	CV/AF	Total
Balance at January 1, 2011	$1,231	$1,725	$2,956
AGA Medical	—	(3)	(3)
Foreign currency translation and other	4	(4)	—
Balance at December 31, 2011	1,235	1,718	2,953
Foreign currency translation and other	(6)	14	8
Balance at December 29, 2012	$1,229	$1,732	$2,961

During 2011, the Company finalized the AGA Medical purchase price and recorded a $3 million decrease to goodwill. The impacts of finalizing the purchase price allocation, individually and in the aggregate were not considered material to reflect as a retrospective adjustment of the historical financial statements.

The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in millions):

	December 29, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Definite-lived intangible assets:
Purchased technology and patents	$947	$336	$922	$276
Customer lists and relationships	57	36	48	25
Trademarks and tradenames	22	10	24	8
Licenses, distribution agreements and other	6	4	6	4
	$1,032	$386	$1,000	$313
Indefinite-lived intangible assets:
Acquired IPR&D	$109		$120
Trademarks and tradenames	49		49
	$158		$169

During 2012, the Company received U.S. Food and Drug Administration (FDA) clearance to market its AMPLATZER™ Vascular Plug 4 technology acquired in connection with its AGA Medical acquisition in November 2010. As a result, the Company reclassified $11 million of IPR&D from an indefinite-lived intangible asset to a purchased technology definite-lived intangible asset. During 2011, the Company received approval in Japan for its OCT technology acquired in conjunction with its LightLab Imaging acquisition in 2010. As a result of the approval, the Company reclassified $14 million of acquired IPR&D from an indefinite-lived intangible asset to a purchased technology definite-lived intangible asset.

Amortization expense was $88 million, $93 million and $66 million during fiscal years 2012, 2011 and 2010, respectively. The following table presents expected future amortization expense. Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in millions):

						After
	2013	2014	2015	2016	2017	2017
Amortization expense	$87	$85	$85	$85	$75	$229